Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (3,763,121)	$ (3,687,197)	$ (4,722,729)
Property and equipment, net	166,676	195,783	490,920
Depreciable property, plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,929,797	$ 3,882,980	5,213,649
Scanners
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Property, plant and equipment, gross	$ 1,904,491	$ 1,904,491	3,309,957
Computer and lab equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,471,330	$ 1,424,513	1,359,491
Computer and lab equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Computer and lab equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 421,266	$ 421,266	421,266
Software
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Property, plant and equipment, gross	$ 50,374	$ 50,374	40,599
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Property, plant and equipment, gross	$ 82,336	$ 82,336	$ 82,336